Statements of Assets and Liabilities (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
U.S. Government securities, amortized cost	$ 6,400,000	$ 9,598,087
Net of reserve	194,753	194,753
SERIES A
ASSETS
U.S. Government securities, amortized cost	3,700,000	4,949,019
Net of reserve	93,232	93,232
SERIES B
ASSETS
U.S. Government securities, amortized cost	2,700,000	4,649,068
Net of reserve	$ 101,521	$ 101,521